Share-based Compensation - Unrecognized Compensation Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost	$ 53.1
Expected weighted average (in years)	1 year 4 months 17 days
Stock Options
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost	0.9
Performance Shares
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost	31.7
Restricted Stock Units
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost	14.3
DBD Shares
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost	$ 6.2